NOTE 15 - OUTSTANDING WARRANTS	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
 NOTE 15 -      OUTSTANDING WARRANTS

For the twelve-month period ended December 31, 2015, warrant activity consisted of the following:

(1)   On November 18, 2015, the Company issued 291,634 additional warrants to purchase the Company’s common stock associated with the private placement that took place in the third quarter of 2015. The associated warrants are immediately exercisable at an exercise price of $3.125 per share and expire five years from date of issuance. We reported imputed interest of $84,960 for this transaction.

(2)   On November 18, 2015, the Company issued an aggregate of 3,468,992 warrants to purchase its common stock, consisting of 3,028,572 for the up-listing and 440,420 for an over-allotment. The associated warrants are immediately exercisable at an exercise price of $3.125 per share and expire five years from date of issuance.   No value was assigned to the warrants granted because the warrants were issued as a unit with common stock shares.

(3)    On November 18, 2015, the Company issued 89,364 warrants to purchase its common stock. The associated warrants are exercisable until 5 years from issuance. The associated warrants are immediately exercisable at an exercise price of $3.125 per share and expire five years from date of issuance. The warrants were associated with the complete or partial conversion of the Company’s three-year, 50% notes and involving eight note holders. No value was assigned to the warrants granted because the warrants were issued as a unit with common stock shares.

(4)    On November 18, 2015, the Company issued 121,144 warrants to purchase its common stock.  The associated warrants are immediately exercisable at an exercise price of $3.125 per share and expire five years from date of issuance. 22,229 warrants were issued to one of the Company’s co-underwriters and allocated to certain persons associated with that co-underwriter.  No value was assigned to the warrants granted because the warrants were issued as a unit with common stock shares.

(5)   On September 9, 2015, the Company’s Board of Directors approved the issuance of warrants to two third-party service providers for services provided for corporate advisory services.  The warrants are exercisable into an aggregate of 12,000 shares of the Company’s common stock, with an exercise price of $8.50 per share.  The term of the warrants is five years from date of issuance, with vesting occurring on the grant date, and containing a cashless exercise feature.  The fair value of the warrant is $84,049, as determined by using the Black Scholes valuation method.  This non-cash expense was recorded as a general and administrative expense in the Company’s Statement of Operations during the third quarter of 2015.

(6)   On July 14, 2015, July 23, 2015 and August 10, 2015 we closed a private placement, in which we issued $1,795,000, in the aggregate, of convertible promissory notes and warrants to purchase its common stock. The associated warrants are exercisable into an aggregate of 236,000 shares of the Company’s common stock, and are exercisable until 5 years from issuance. The exercise price of these warrants is $7.50 per share.   No value was assigned to the warrants granted because the warrants were issued as a unit with common stock shares (See Note 10). In connection with the private placement we also issued to the placement agent a warrant to purchase an aggregate of 28,320 shares of common stock on terms substantially similar to the warrants issued to the investors in the private placement.  The fair value of the warrant is $214,162, as determined by using the Black Scholes valuation method.  This non-cash expense was recorded as a general and administrative expense in the Company’s Statement of Operations during the third quarter of 2015.

(7)    On June 19, 2015, the Company issued warrants to purchase 68 shares of the Company’s common stock, with an exercise price of $9.50 per share, in connection with the sale of 338 shares of its common stock for $1,690 in cash.  The term of the warrants is four years from date of issuance.  No value was assigned to the warrants granted because the warrants were issued as a unit with common stock shares (See Note 12).

(8)    During the first quarter of 2015, the Company issued warrants to purchase in the aggregate 600 shares of the Company’s common stock, with an exercise price of $5.00 per share, in connection with the sale of 3,000 shares of its common stock in the aggregate for $15,000 in cash.  The investment involved three separate $5,000 cash deposits made by the investor in fiscal year 2014.  As a result, three warrants to purchase 200 shares of the Company’ common stock were issued with issuance dates commensurate with the respective cash receipt dates, which were August 4, 2014, August 22, 2014 and September 2, 2014.  The term of the warrants is four years from date of issuance.  No value was assigned to the warrants granted because the warrants were issued as a unit with common stock shares (See Note 12).

(9)    On March 6, 2015, the Company issued warrants to purchase 200 shares of the Company’s common stock, with an exercise price of $19.00 per share, in connection with the sale of 1,000 shares of its common stock for 5,000 in cash involving a single investor.  The term of the warrants is four years from date of issuance.  No value was assigned to the warrants granted because the warrants were issued as a unit with common stock shares (See Note 12).

(10)   On February 6, 2015, the Company issued warrants to purchase 1,300 shares of the Company’s common stock, with an exercise price of $20.00 per share, in connection with the conversion of a $65,000 convertible note.  The term of the warrants is four years from date of issuance (See Note 12).

(11)  On March 23, 2015, the Company entered into a twelve-month consulting agreement with a third party service provider for comprehensive public relations services, with the service period beginning April 1, 2015.  Either party may cancel the agreement upon the submission of a written notice at any time during the twelve-month period.  Following the initial twelve-month period, the parties may renegotiate a new agreement.  On May 15 2015, the Company granted  a five-year warrant to purchase 6,000 shares of the Company’s common stock, at an exercise price of $11.00 per share to the service provider under the terms of the consulting agreement.  The warrants were granted on May 15, 2015 and vest in 12 equal monthly installments commencing June 15, 2015.  As of September 30, 2015, one-third of the warrants had vested.  The fair value of the warrant is $52,639, as determined by using the Black Scholes valuation method.  This non-cash expense will be recorded ratably as a general and administrative expense in the Company’s Statement of Operations during the twelve-month vesting period.

(12)   On September 16, 2014, the Company executed a six-month consulting agreement with a third party service provider for consulting services to introduce the Company to potential customers for its suite of products and services.  As a part of the agreement, the Company issued the service provider warrants to purchase 900 shares of the Company’s common stock at a price of $5.00 per share.  The warrants vest in tranches of 300 shares per qualifying event, all of which are outlined in the agreement.  Whatever portion of the warrants that are not vested on December 31, 2015 expire on that date.  The fair value of the warrants is $17,453, as determined by using the Black Scholes valuation method.  This non-cash expense will be recorded as a sales and marketing expense in the Company’s Statement of Operations on an allocated basis at the time when a specific qualifying event occurs.  These shares expired unexercised.

(13)   Warrants to purchase 4,800 shares of the Company’s common stock, with an exercise price of $10.00 per share, expired on March 31, 2015.  The warrants were held by seven warrant holders.

(14)   The Company issued 16,560 shares of its common stock upon the exercise of outstanding warrants during year 2015 for an aggregate purchase price of $155,300.

For the twelve-month period ended December 31, 2014, warrant activity consisted of the following:

(1)    The Company issued warrants to purchase 87,573 shares of common stock in connection with the issuance of 424,862 shares of the Company’s common stock pursuant to new investments, for cash totaling $2,084,115, which is net of $40,195 in finder fees and related miscellaneous costs.  The term of the warrants is four years from the date of issuance, with a range of exercise prices between $5.00 and $22.50 per share of common stock. Normally, the warrant coverage is twenty percent of the number of shares of stock issued.  This is true for all of the above warrants issued except for two warrants: one, involving an individual investment for $500,000 made in exchange for 100,000 shares of common stock and warrants to purchase 25,000 shares of common stock (or twenty-five percent warrant coverage), with an exercise price of $10.00 per share and an optional, cashless exercise feature; and two, an individual investment in shares of the Company’s common stock for $120,000 where no warrants were issued.

(2)    The Company received deposits from two investors totaling $16,500 for the purchase of 3,300 shares of common stock and warrants to purchase 660 shares of common stock.  Most of these warrants will be issued in fiscal 2015 (See Note 12).

(3)    The Company issued four-year warrants to purchase 2,400 shares of the Company’s common stock (with an exercise price of $5.00 per share) in connection with the issuance of 12,000 shares of its common stock in exchange for $60,000 of services, $31,835 of which services had been performed and $28,165 of which had yet to be performed.  This non-cash transaction was recorded on the Company’s balance sheet as a debit to accounts payable and accrued expense for $31,835, representing outstanding vendor invoices to be paid, and prepaid expenses for $28,165, representing the value of services to be performed by the vendor.  Those services were subsequently performed in fiscal year 2014.  The term of the warrants is four years from date of issuance.  No value was assigned to the warrants granted during the nine-month period, thus no additional expense was recorded under the Black-Scholes option pricing model because the warrants were issued as a unit with common stock shares.

(4)    The Company issued warrants to purchase an aggregate of 145,167 shares of the Company’s common stock, at a price of $5.00 per share, to two outside consultants following their meeting specific performance metrics associated with growing the Company’s book of new business and/or securing additional capital or debt funding.  Each warrant specifies the individual tranches related to the specific metrics that must be achieved in order for the underlying shares to become exercisable.  The term of the two warrants is five years.  No valuation is determined for the respective tranches until the associated performance metric is achieved.  Warrants to purchase a total of 10,067 shares of common stock associated with these two agreements became exercisable during fiscal year 2014 as a result of one warrant holder achieving two specified metrics.  The fair value of the exercisable warrants totaled $42,231 and was determined by using the Black Scholes valuation method.  This non-cash expense was recorded as other expense in the Company’s statement of operations.

(5)    On October 1, 2014, the Company executed a six-month consulting agreement with a third party service provider for corporate advisory services.  As a part of the agreement, the Company issued 4,000 warrants to purchase shares of the Company’s common stock at price of $5.00 per share.  The term of warrant is five years from the date of issuance.  The fair value of the exercisable warrants totaled $83,673, determined by using the Black Scholes valuation method.  This non-cash expense was recorded as general and administrative expense in the Company’s statement of operations.

(6)    Also on October 1, 2014, the Company executed another six-month consulting agreement with a third party service provider for general financial advisory and investment banker services.  As a part of the agreement, the Company issued 4,000 warrants to purchase shares of the Company’s common stock at price of $5.00 per share.  The term of warrant is five years from the date of issuance.  The fair value of the exercisable warrants totaled $83,673, determined by using the Black Scholes valuation method.  This non-cash expense was recorded as general and administrative expense in the Company’s statement of operations.

(7)    A number of warrant holders elected to exercise warrants to purchase a total of 9,200 shares of the Company’s common stock at a weighted average exercise price of $7.50 per share of stock, or for a total value of $68,000.  The Company issued 6,800 of those shares for an aggregate purchase price of $44,000, during the period (See Note 11).  The remaining 2,400 shares of common stock will not be issued for a period of six months from the date of exercise at the request of the two warrant holders.  These shares are being reported as an element of common stock to be issued (See Note 12).

(8)   Warrants to purchase a total of 9,500 shares of common stock, held by two warrant holders, expired during the fiscal year 2014.

A summary of the status of the Company’s outstanding warrants and the changes during 2014 and 2015 is as follows:

		Weighted Average
	Shares	Exercise Price
Outstanding, January 1, 2014	220,997	$8.50

Granted	245,139	$7.50

Expired	(9,500)	$9.50
Exercised	(9,200)	$7.50

Outstanding, December 31, 2014	447,436	$8.00

Exercisable, December 31, 2014	312,336	$9.00

Granted	4,256,522	$3.47

Cancelled	(52,300)	$10.05
Expired	(76,560)	$6.93

Outstanding, December 31, 2015	4,575,098	$3.74

Exercisable, December 31, 2015	4,435,098	$3.69

The following is a summary of outstanding and exercisable warrants at December 31, 2015:

	Outstanding			Exercisable
Exercise Prices	Weighted Average Number Outstanding at 12/31/15	Remaining Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 12/31/15	Weighted Average Exercise Price
$3.13 - 5.00	3,971,134	4.80	$3.13	3,971,134	$3.16
$5.00	238,352	2.27	$5.00	102,352	$5.00
$6.50 - 9.50	284,068	4.52	$7.55	284,068	$7.55
$10.00 - 22.50	81,544	2.79	$12.58	77,544	$12.66

$3.13 - 22.50	4,575,098	4.62	$3.70	4,435,088	$3.65